Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2023
Significant accounting policies
Basis of preparation

Basis of preparation

This unaudited condensed consolidated interim financial report for the half-year reporting period ended 30 June 2022 has been prepared in accordance with International Financial Reporting Standards (IFRS) applicable to the preparation of interim financial statements, IAS 34 Interim Financial Reporting.

The interim report does not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the annual report for the year ended 31 December 2022.

The accounting policies adopted are consistent with those of the previous financial year.

The unaudited condensed consolidated interim financial report has been prepared on a historical cost basis, as modified by the revaluation of certain financial assets and liabilities (including derivative financial instruments) which are recognized at fair value through profit and loss.

Items included in the unaudited condensed consolidated interim financial report are measured using the currency of the primary economic environment in which the entity and its subsidiaries operate (‘the functional currency’). The financial information is presented in pounds sterling (‘£’ or ‘GBP’), which is the Group’s functional and presentation currency, and all amounts are presented in and rounded to the nearest thousand unless otherwise indicated.

Basis of consolidation

Basis of consolidation

Vertical Aerospace Ltd is the parent of the Group. Details of the material subsidiaries are as follows:

Name of subsidiary	Principal activity	Registered office	Proportion of ownership interest and voting rights held 2023	2022
Vertical Aerospace Group Limited (“VAGL”)	Development and commercialisation of eVTOL technologies.	Unit 1, Camwal Court, Bristol, United Kingdom BS2 0UW	100%	100%

All intercompany balances and transactions have been eliminated in consolidation.

Revision to comparative period for correction of immaterial error

Revision to comparative period for correction of immaterial error

In connection with the preparation of the Group's condensed consolidated financial information for the six months period ended June 30, 2023, an error was identified in relation to the classification of foreign exchange rate changes in the statement of cash flows presented in the condensed consolidated financial information for the six months period ended June 30, 2022.

An item of £4.6 million was incorrectly reported in the condensed consolidated statement of cash flows within adjustments to cash flows from non-cash items under Cash flows from operating activities instead of presenting it as effect of foreign exchange rate changes to reconcile the net increase or decrease in cash balances during the period. The correction of this matter will result in an increase in net cash flows used in operating activities of £4.6 million and an increase in effect of foreign exchange rate changes by £4.6 million.

The revision has no impact on the condensed consolidated statement of financial position, statement of income and comprehensive income and statement of changes in equity. The Group has evaluated these amounts and has concluded that they should be corrected by revising the previously reported financial information when such amounts are presented for comparative purposes for the six months period ended June 30, 2023.

Going concern

Going concern

Management has prepared a cashflow forecast for the Group and has considered the ability for the Group to continue as a going concern for the foreseeable future, being at least 12 months after approving this financial information.

The Group is currently in the research and development phase of its journey to commercialize eVTOL technology. Commensurate with being in the development phase, the Group has invested heavily in research to support the development of its aircraft. The Group is not currently generating revenue and has incurred net losses and net cash outflows from operating activities since inception. As of June 30, 2023, the Group had £89.7 million of cash and cash equivalents held by the Company.

Within the next 12 months following the date of this report, management expects the funding requirements to be approximately £80 million, which will be used primarily to fund the creation and testing of prototype aircraft.

2Significant accounting policies (continued)

The Group will need to raise additional capital to fund its future operations and remain as a going concern, before the Group uses all of its existing resources. There can be no assurance that the Group will be able to obtain additional funding on acceptable terms and thus have sufficient funds to meet Group’s funding requirements. As a result, the timely completion of financing is important for the Group’s ability to continue as a going concern.

The dependency on raising additional capital indicates that a material uncertainty exists that may cast significant doubt (or raise substantial doubt as contemplated by PCAOB standards) on the Group’s ability to continue as a going concern and therefore the Group may be unable to realise the assets and discharge the liabilities in the normal course of business. The consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the continuity of operations, realisation of assets and the satisfaction of liabilities in the ordinary course of business and do not include any adjustments that would result if the Group were unable to continue as a going concern.

Changes in accounting policy

Changes in accounting policy

A number of amended standards became applicable for the current reporting period. The group did not have to change its accounting policies or make retrospective adjustments as a result of adopting these amended standards:

1.IFRS 17 Insurance Contracts

2.Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2

3.Definition of Accounting Estimates – Amendments to IAS 8

4.Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12